UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     8/14/00
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               66

Form 13F Information Table Value Total:          $99,547

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AT&T Corp.                       COMMON   001957109     2383         77019 SH       SOLE                                       77019
AT&T Corp Liberty Media Cl A     COMMON   001957208     1313         59020 SH       SOLE                                       59020
Abbott Laboratories              COMMON   002824100      259          6220 SH       SOLE                                        6220
American Express Co.             COMMON   025816109      581         10255 SH       SOLE                                       10255
American Genl Corp.              COMMON   026351106      275          4120 SH       SOLE                                        4120
American Home Prod.              COMMON   026609107      983         18523 SH       SOLE                                       18523
Amer Int'l Group                 COMMON   026874107      785          8955 SH       SOLE                                        8955
Applied Materials                COMMON   038222105     1514         19955 SH       SOLE                                       19955
Automatic Data Proc              COMMON   053015103     1127         22733 SH       SOLE                                       22733
Aztec Technology                 COMMON   05480L101      378        188770 SH       SOLE                                      188770
BP Amoco PLC ADR                 COMMON   055622104     1015         19400 SH       SOLE                                       19400
Bed Bath & Beyond                COMMON   075896100      374         10150 SH       SOLE                                       10150
BellSouth Corp.                  COMMON   079860102      247          6211 SH       SOLE                                        6211
Berkshire Hathaway Inc Cl A      COMMON   084670108      386             7 SH       SOLE                                           7
Bristol-Myers Squibb             COMMON   110122108     2155         43422 SH       SOLE                                       43422
Cigna Corp.                      COMMON   125509109      240          2400 SH       SOLE                                        2400
CMGI Inc.                        COMMON   125750109     1692         44665 SH       SOLE                                       44665
Chase Manhattan Corp             COMMON   16161A108      205          4119 SH       SOLE                                        4119
Cisco Systems                    COMMON   17275R102     4005         61204 SH       SOLE                                       61204
CitiGroup Inc.                   COMMON   172967101     4266         60453 SH       SOLE                                       60453
Consolidated Product             COMMON   209798107     2040        222089 SH       SOLE                                      222089
EMC Corp Mass                    COMMON   268648102      556          6530 SH       SOLE                                        6530
Emulex Corp.                     COMMON   292475209     1221         24410 SH       SOLE                                       24410
Exxon Mobil Corp.                COMMON   30231G102     2524         31556 SH       SOLE                                       31556
Federal Home Ln Mtge             COMMON   313400301      604         15312 SH       SOLE                                       15312
Fannie Mae                       COMMON   313586109     2522         50561 SH       SOLE                                       50561
Fidelity National Financial Inc. COMMON   316326107     4312        243810 SH       SOLE                                      243810
First Data Corp.                 COMMON   319963104     1485         32233 SH       SOLE                                       32233
FleetBoston Financial Corp       COMMON   339030108      392         10935 SH       SOLE                                       10935
General Electric                 COMMON   369604103     6800        132205 SH       SOLE                                      132205
Genl Motors Corp                 COMMON   370442105      817         14348 SH       SOLE                                       14348
Healtheon/WebMD Corp.            COMMON   422209106      620         46560 SH       SOLE                                       46560
Hewlett Packard Co               COMMON   428236103      760          6965 SH       SOLE                                        6965
Home Depot Inc.                  COMMON   437076102     2085         40296 SH       SOLE                                       40296
ICT Group                        COMMON   44929Y101      492         49190 SH       SOLE                                       49190
IGEN Int'l Inc.                  COMMON   449536101     1866         98848 SH       SOLE                                       98848
Integramed Amer NEW              COMMON   45810N302      123         42761 SH       SOLE                                       42761
Intel Corp.                      COMMON   458140100     4483         67168 SH       SOLE                                       67168
Int'l Bsns. Machine              COMMON   459200101     4883         43425 SH       SOLE                                       43425
Intertan Inc                     COMMON   461120107      773         65753 SH       SOLE                                       65753
Johnson & Johnson Co             COMMON   478160104     3241         34823 SH       SOLE                                       34823
Marriott Intl Inc                COMMON   571903202      977         24433 SH       SOLE                                       24433
Medtronic Inc                    COMMON   585055106     2769         54224 SH       SOLE                                       54224
Merck & Co.                      COMMON   589331107      384          5357 SH       SOLE                                        5357
Microsoft Corp.                  COMMON   594918104     2891         41411 SH       SOLE                                       41411
Motorola Inc.                    COMMON   620076109     2089         63195 SH       SOLE                                       63195
Northern Trust Corp              COMMON   665859104      310          4145 SH       SOLE                                        4145
Pepsico Inc.                     COMMON   713448108      505         11020 SH       SOLE                                       11020
Pfizer                           COMMON   717081103     3209         74421 SH       SOLE                                       74421
Pharmacia Corp                   COMMON   71713U102      391          7140 SH       SOLE                                        7140
Presidential Life                COMMON   740884101      562         38919 SH       SOLE                                       38919
SBC Communications               COMMON   78387G103      868         20391 SH       SOLE                                       20391
Schering-Plough                  COMMON   806605101      441         10212 SH       SOLE                                       10212
Schlumberger Ltd.                COMMON   806857108     2341         31656 SH       SOLE                                       31656
Schwab Charles Corp              COMMON   808513105     3074         85102 SH       SOLE                                       85102
Staples Inc.                     COMMON   855030102      314         22766 SH       SOLE                                       22766
Sunrise Assisted Living          COMMON   86768K106     1006         62860 SH       SOLE                                       62860
Time Warner Inc                  COMMON   887315109     1134         14791 SH       SOLE                                       14791
Unocal Corp                      COMMON   915289102      658         21738 SH       SOLE                                       21738
Verizon Communications           COMMON   92343V104      684         14556 SH       SOLE                                       14556
Viacom Inc Cl B                  COMMON   925524308     2204         33234 SH       SOLE                                       33234
Wal-Mart Stores Inc.             COMMON   931142103     3010         54782 SH       SOLE                                       54782
Washington Post Cl B             COMMON   939640108      384           800 SH       SOLE                                         800
Wells Fargo & Co NEW             COMMON   949746101      468         11332 SH       SOLE                                       11332
Worldcom Inc.                    COMMON   98157D106     1791         45846 SH       SOLE                                       45846
Transocean Sedco Forex Inc.      COMMON   G90078109      301          6082 SH       SOLE                                        6082
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